LICENSING AGREEMENTS	9 Months Ended
Sep. 30, 2024
Licensing Agreements
LICENSING AGREEMENTS

NOTE 8. LICENSING AGREEMENTS

On July 10, 2024, Akos entered into an Exclusive License Agreement (the “License Agreement”) with Aries Science and Technology, LLC, an Ohio limited liability company (“Aries”), pursuant to which Akos granted Aries a license of Akos’s patented radiation dermatitis topical product. The license allows Akos to use the patented formulation to develop pharmaceutical or non-pharmaceutical products for treating radiation dermatitis suitable for administration to humans or animals. The license is exclusive (subject to certain exceptions contained in the License Agreement), worldwide, royalty-bearing, and includes the right to sublicense. Akos is entitled to potential license payments, milestone payments and royalties based on net revenues of the Licensed Product on a licensed product-by-licensed product and country-by-country basis pursuant to the terms of the Agreement. Aries has the option during the license term, to purchase the rights to each licensed product (on a licensed product-by-licensed product basis) in the form of an exclusive (as to the applicable licensed product), fully paid, transferable right and license to the licensed product.

The Company has not earned any revenue related to this agreement as of September 30, 2024.

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS